Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Statement [Abstract]
REVENUES	$ 21,912	$ 17,335	$ 56,876	$ 51,222
COST OF REVENUES	(8,286)	(6,413)	(21,624)	(18,883)
GROSS PROFIT	13,626	10,922	35,252	32,339
OPERATING EXPENSES:
Research and development expenses	(10,773)	(10,803)	(31,143)	(31,591)
Sales and marketing expenses	(5,297)	(5,201)	(15,704)	(15,974)
General and administrative expenses	(3,877)	(2,211)	(11,892)	(9,575)
Change in earnout liability		(744)	282	(81)
TOTAL OPERATING EXPENSES	(19,947)	(18,959)	(58,457)	(57,221)
OPERATING LOSS	(6,321)	(8,037)	(23,205)	(24,882)
Change in fair value of Forfeiture Shares		1		1
FINANCIAL INCOME, NET	911	726	1,505	2,189
LOSS BEFORE INCOME TAXES	(5,410)	(7,310)	(21,700)	(22,692)
INCOME TAXES	(93)	(14)	(149)	(128)
LOSS AFTER INCOME TAXES	(5,503)	(7,324)	(21,849)	(22,820)
Equity in earnings of investee	5	3	9	7
NET LOSS	$ (5,498)	$ (7,321)	$ (21,840)	$ (22,813)
Basic net loss per Ordinary Share	$ (0.05)	$ (0.07)	$ (0.2)	$ (0.22)
Diluted net loss per Ordinary Share (in Dollars per share)	$ (0.05)	$ (0.07)	$ (0.2)	$ (0.22)
Weighted average number of shares and vested RSUs used in computing net loss per ordinary share (in Shares)	108,844,756	101,387,826	107,042,978	103,398,521
Other comprehensive income (loss):
Change in unrealized gain (loss) on cash flow hedges	$ (495)	$ (514)	$ (507)	$ 220
TOTAL COMPREHENSIVE LOSS	$ (5,993)	$ (7,835)	$ (22,347)	$ (22,593)